S000094558 [Member] Expense Example - Franklin Ohio Municipal Income ETF - Franklin Ohio Municipal Income ETF	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 454